Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognized	$ 0	$ 0	$ 0	$ 0
Computer Software
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives	3 years		3 years